Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 26, 2022	Dec. 31, 2022	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net loss	$ (37,061)	$ (441,322)	$ (285,585)
Other comprehensive income (loss)
Foreign currency translation income (loss)	87	(394)	35
Comprehensive loss	(36,974)	(441,716)	(285,550)
Comprehensive loss attributable to non-controlling interest	0	(110,930)	(58,364)
Comprehensive loss attributable to System1, Inc.	$ (36,974)	$ (330,786)	$ (227,186)